Intangible Assets, Net And Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net And Goodwill [Abstract]
Schedule Of Intangible Assets, Net And Goodwill

	2011	2010

Intangibles:
Customer and other relationships, net of accumulated
amortization of $41,958 and $39,051	$426,603	$23,338
Trademarks and tradename, net of accumulated amortization of
$1,527 and $791	278,024	1,210
Cattle supply contracts	143,500	–
Licenses, net of accumulated amortization of $2,917 and $2,328	9,081	9,670
Other, net of accumulated amortization of $5,095 and $2,650	1,262	267
Goodwill	18,119	8,151
	$876,589	$42,636